UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22935

Pax World Funds Series Trust III

(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400

Portsmouth, NH 03801

(Address of principal executive offices) (Zip code)

Joseph F. Keefe

30 Penhallow Street, Suite 400

Portsmouth, NH 03801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-767-1729

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	September 30, 2017

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL	VALUE
COMMON STOCKS: 99.4%
CONSUMER DISCRETIONARY: 12.6%
Accor SA	1,546	$76,888
Aristocrat Leisure, Ltd.	4,531	74,841
Bayerische Motoren Werke AG	2,764	280,530
Best Buy Co., Inc.	3,931	223,910
Burberry Group PLC	3,665	86,536
Carnival PLC	1,586	100,857
Coach, Inc.	2,431	97,921
Darden Restaurants, Inc.	1,066	83,979
Dixon Carphone PLC	7,603	19,713
Dollar General Corp.	25,198	2,042,298
Electrolux AB, Class B	2,009	68,378
Eutelsat Communications SA	1,458	43,161
Foot Locker, Inc.	1,200	42,264
Gap Inc., The (a)	2,006	59,237
Genuine Parts Co. (a)	1,300	124,345
Hasbro, Inc.	943	92,103
Hennes & Mauritz AB, Class B	26,316	683,591
Hermes International	265	133,700
Home Depot, Inc., The	10,266	1,679,107
Husqvarna AB, Class B	3,232	33,283
InterContinental Hotels Group PLC	1,500	79,351
Interpublic Group of Cos., Inc., The	3,353	69,709
Kering	6,209	2,473,464
Kingfisher PLC	18,699	74,865
Kohl's Corp.	1,563	71,351
Lagardere SCA	917	30,720
lululemon athletica, Inc. (b)	891	55,465
Macy's, Inc. (a)	34,700	757,154
Marks & Spencer Group PLC	13,022	61,655
Marriott International, Inc., Class A	16,604	1,830,757
MGM China Holdings, Ltd.	8,000	19,200
Michael Kors Holdings, Ltd. (b)	11,550	552,668
Michelin	1,421	207,326
Netflix, Inc. (b)	3,601	653,041
Next PLC	1,228	86,565
NIKE, Inc., Class B	42,523	2,204,818
Nokian Renkaat OYJ	965	42,940
Nordstrom, Inc.	1,153	54,364
Omnicom Group, Inc. (a)	2,055	152,214
Publicis Groupe SA	1,697	118,717
REA Group, Ltd.	440	23,176
Renault SA	1,493	146,698
Schibsted ASA, Class A	632	16,293
Schibsted ASA, Class B	744	17,598
Scripps Networks Interactive, Inc. Class A	732	62,871
Signet Jewelers, Ltd. (a)	593	39,464
Singapore Press Holdings, Ltd.	13,400	26,928
Sodexo SA	4,774	595,131
Tabcorp Holdings, Ltd.	6,973	23,375
Target Corp.	10,400	613,704
Taylor Wimpey PLC	26,480	69,403
Telenet Group Holding NV (b)	441	29,191
Tiffany & Co. (a)	1,094	100,407
TJX Cos., Inc., The	5,487	404,557
TUI AG	3,874	65,739
Ulta Beauty, Inc. (b)	2,820	637,489

Valeo SA	1,997	148,179
Viacom, Inc., Class B (b)	2,969	82,657
Walt Disney Co., The	13,202	1,301,321
Whitbread PLC	1,530	77,229
Wyndham Worldwide Corp.	879	92,655
		20,217,051

CONSUMER STAPLES: 11.5%
Brown-Forman Corp., Class B	1,800	97,740
Campbell Soup Co.	1,570	73,507
Carrefour SA	4,735	95,587
Clorox Co., The	1,151	151,828
Coca-Cola Amatil, Ltd.	4,781	29,021
Coca-Cola Co., The	34,135	1,536,416
Colgate-Palmolive Co.	7,032	512,281
CVS Health Corp.	8,567	696,668
Danone SA	4,928	387,064
Diageo PLC	21,269	699,442
Dr. Pepper Snapple Group, Inc. (a)	1,551	137,217
Empire Co., Ltd., Class A	1,500	26,544
Essity AB, Class B (b)	5,162	140,737
Estee Lauder Cos, Inc., The, Class A	16,867	1,818,937
General Mills, Inc.	22,709	1,175,418
Heineken Holding NV	842	79,107
Henkel AG & Co. KGaA	868	105,697
ICA Gruppen AB	672	25,280
Ingredion, Inc.	3,259	393,166
J Sainsbury PLC	13,037	41,566
Jean Coutu Group PJC, Inc., The, Class A	700	13,633
JM Smucker Co., The	1,060	111,226
Kellogg Co. (a)	20,681	1,289,874
Kimberly-Clark Corp.	2,984	351,157
Kroger Co., The (a)	7,856	157,591
Loblaw Cos, Ltd.	1,900	103,699
L'Oreal SA	2,103	445,928
Marine Harvest ASA (b)	3,211	63,498
McCormick & Co., Inc.	955	98,021
Metro, Inc.	2,000	68,780
Mondelez International, Inc., Class A	12,759	518,781
Orkla ASA	6,805	69,831
PepsiCo, Inc.	12,986	1,447,030
Procter & Gamble Co., The	33,772	3,072,577
Remy Cointreau SA	176	20,849
Saputo, Inc.	2,017	69,817
Tate & Lyle PLC	3,728	32,371
Unilever NV	13,600	803,909
Unilever PLC	10,714	620,119
Walgreens Boots Alliance, Inc.	7,700	594,594
Woolworths, Ltd.	10,754	212,970
		18,389,478

ENERGY: 1.8%
Cameco Corp.	3,331	32,169
ConocoPhillips	10,397	520,370
Core Laboratories NV (a)	434	42,836
Encana Corp.	39,272	462,357
Lundin Petroleum AB (b)	1,454	31,861
Neste OYJ	1,071	46,807
Occidental Petroleum Corp.	6,400	410,944
Phillips 66	3,677	336,850
PrairieSky Royalty, Ltd.	1,811	46,344
Snam SpA	19,021	91,663
Statoil ASA	9,575	192,500

TransCanada Corp.	7,328	362,186
Veresen, Inc.	2,530	37,958
Williams Cos., Inc., The	6,900	207,069
		2,821,914

FINANCIALS: 22.5%
3i Group PLC	8,121	99,426
ABN AMRO Group NV	3,139	93,995
Admiral Group PLC	1,656	40,353
Allianz SE	3,815	856,799
Allstate Corp., The	3,141	288,689
Ally Financial, Inc. (a)	3,967	96,239
Ameriprise Financial, Inc.	1,300	193,063
AMP, Ltd.	25,354	96,276
Aon PLC	2,240	327,264
Assicurazioni Generali SpA	10,418	194,309
ASX, Ltd.	1,617	66,647
Australia & New Zealand Banking Group, Ltd	24,510	570,926
AXA SA	16,196	489,640
Banco Santander SA	133,902	936,624
Bank Hapoalim BM	8,906	62,321
Bank Leumi Le-Israel BM	12,078	64,189
Bank of America Corp.	83,740	2,121,973
Bank of Montreal	5,477	414,501
Bank of Nova Scotia, The	16,146	1,037,795
Bank of Queensland, Ltd.	3,234	33,003
Bankinter SA	5,629	53,312
Bendigo & Adelaide Bank, Ltd.	4,055	37,023
BNP Paribas SA	9,369	755,851
Canadian Imperial Bank of Commerce	3,597	314,714
CIT Group, Inc.	1,643	80,589
Citizens Financial Group, Inc.	4,300	162,841
CNP Assurances	16,908	396,378
Comerica, Inc.	1,516	115,610
Commonwealth Bank of Australia	19,860	1,175,974
DBS Group Holdings, Ltd.	15,122	232,789
Deutsche Bank AG	17,271	298,974
Deutsche Boerse AG	1,612	175,016
Discover Financial Services	3,317	213,880
DNB ASA	47,584	960,724
Eaton Vance Corp.	964	47,593
Eurazeo SA	367	32,803
EXOR NV	906	57,499
First Republic Bank	1,386	144,782
Gjensidige Forsikring ASA	30,989	539,802
Hang Seng Bank, Ltd.	6,400	156,465
Hartford Financial Services Group	12,281	680,736
Industrivarden AB, Class C	1,275	32,344
ING Groep NV	32,378	596,803
Insurance Australia Group, Ltd.	19,764	98,986
Intact Financial Corp.	17,882	1,477,137
Investor AB, Class B	12,869	636,684
KBC Group NV	2,095	177,740
KeyCorp.	143,984	2,709,779
Kinnevik AB, Class B	1,956	63,900
Macquarie Group, Ltd.	9,608	687,894
Manulife Financial Corp.	16,657	337,879
MetLife, Inc.	7,847	407,652
Mizrahi Tefahot Bank, Ltd.	1,163	20,858
Moody's Corp.	1,515	210,903
MSCI, Inc.	3,466	405,175
Muenchener Rueckversicherungs AG	1,345	287,865
National Australia Bank, Ltd.	22,334	553,725

National Bank of Canada	7,987	384,387
Nordea Bank AB	25,356	344,264
Old Mutual PLC	41,155	107,208
PNC Financial Services Group, Inc.	4,100	552,557
Poste Italiane SpA	5,912	43,552
Principal Financial Group, Inc.	44,572	2,867,762
Progressive Corp., The	4,900	237,258
Prudential Financial, Inc.	3,640	387,005
Prudential PLC	21,547	515,630
Regions Financial Corp.	10,094	153,732
Royal Bank of Canada	19,959	1,544,249
Royal Bank of Scotland Group PLC (b)	29,609	106,587
Sampo OYJ, Class A	3,732	197,514
Skandinaviska Enskilda Banken AB, Class A	12,681	167,303
Societe Generale SA	6,406	375,401
Standard Chartered PLC (b)	27,420	272,639
Sun Life Financial, Inc.	5,216	207,720
Suncorp Group, Ltd.	11,081	113,780
Svenska Handelsbanken AB, Class A	12,749	192,616
Swedbank AB, Class A	21,786	603,287
Toronto-Dominion Bank, The	15,568	876,499
Travelers Cos., Inc., The	2,396	293,558
Tryg A/S	944	21,827
U.S. Bancorp	14,225	762,318
Unum Group	2,000	102,260
Voya Financial, Inc.	1,586	63,266
Wendel SA	236	38,231
Westpac Banking Corp.	28,020	704,802
Willis Towers Watson PLC	1,135	175,051
Zurich Insurance Group AG	1,258	384,419
		36,219,393

HEALTH CARE: 11.1%
Abbott Laboratories	46,224	2,466,513
Aetna, Inc.	14,071	2,237,430
Alkermes PLC (b)(a)	1,341	68,176
AmerisourceBergen Corp.	1,412	116,843
AstraZeneca PLC	10,563	702,454
Becton Dickinson & Co.	1,926	377,400
Biogen, Inc. (b)	1,828	572,383
Bristol-Myers Squibb Co.	13,996	892,105
Cardinal Health, Inc.	2,652	177,472
Cigna Corp.	2,240	418,746
CSL, Ltd.	3,802	400,248
DaVita, Inc. (b)	1,300	77,207
Eli Lilly & Co.	8,295	709,554
Getinge AB, Class B	1,910	35,858
GlaxoSmithKline PLC	40,991	819,435
Healthscope, Ltd.	13,750	18,050
Hologic, Inc. (b)(a)	2,414	88,570
IDEXX Laboratories, Inc. (b)	785	122,060
Johnson & Johnson	22,743	2,956,817
McKesson Corp.	1,862	286,022
Medtronic PLC	11,532	896,844
Novo Nordisk A/S, Class B	15,121	726,998
Orion OYJ, Class B	862	40,025
Patterson Cos., Inc. (a)	12,601	487,029
Quest Diagnostics, Inc.	1,200	112,368
Ryman Healthcare, Ltd.	3,339	22,370
Sanofi	9,707	966,299
Shire PLC	7,552	384,652
Smith & Nephew PLC	7,304	132,021
UCB SA	1,056	75,259

United Therapeutics Corp. (b)	400	46,876
Varian Medical Systems, Inc. (b)(a)	784	78,447
Vertex Pharmaceuticals, Inc. (b)	2,166	329,319
		17,841,850

INDUSTRIALS: 6.5%
Aeroports de Paris	249	40,252
Alfa Laval AB	2,451	59,951
Alstom SA	1,284	54,555
Ashtead Group PLC	4,168	100,549
Atlantia SpA	3,792	119,818
Atlas Copco AB, Class A	5,607	237,862
Atlas Copco AB, Class B	3,259	126,605
Auckland International Airport, Ltd.	70,924	330,209
Bouygues SA	1,778	84,403
Brambles, Ltd.	21,013	148,731
Capita PLC	102,517	775,657
Cie de Saint-Gobain	4,172	248,568
CNH Industrial NV	8,526	102,357
Cummins, Inc.	1,735	291,532
Deere & Co.	2,300	288,857
Deutsche Lufthansa AG	5,774	160,568
Deutsche Post AG	8,288	369,432
easyJet PLC	21,665	353,544
Edenred	28,859	784,525
Fraport AG Frankfurt Airport Svc Worldwide	348	33,076
Groupe Eurotunnel SE	3,903	47,052
Ingersoll-Rand PLC	2,200	196,174
Intertek Group PLC	1,348	90,104
Kone OYJ, Class B	2,818	149,380
Koninklijke Philips NV	7,761	320,219
Legrand SA	10,196	735,846
ManpowerGroup, Inc.	640	75,405
MTR Corp., Ltd.	12,541	73,430
Qantas Airways, Ltd.	4,072	18,651
Randstad Holding NV	995	61,495
Rexel SA	3,327	57,556
Royal Mail PLC	43,327	223,094
Sandvik AB	9,425	162,776
Schneider Electric SE (b)	4,699	409,194
Securitas AB, Class B	2,614	43,829
SEEK, Ltd.	2,759	36,025
Siemens AG	7,832	1,105,168
Skanska AB, Class B	2,839	65,834
Societe BIC SA	239	28,649
Southwest Airlines Co.	1,330	74,453
Sydney Airport	43,942	245,395
Transurban Group	20,218	188,802
United Parcel Service, Inc., Class B	5,783	694,480
Vestas Wind Systems A/S	1,850	166,289
Volvo AB, Class B	12,974	250,502
Wolters Kluwer NV	2,532	117,016
Zodiac Aerospace	1,708	49,381
		10,397,250

INFORMATION TECHNOLOGY: 18.3%
Accenture PLC, Class A	5,230	706,416
Alphabet, Inc., Class A (b)	2,527	2,460,590
Alphabet, Inc., Class C (b)	2,635	2,527,256
Arrow Electronics, Inc. (b)	800	64,328
ASML Holding NV	3,117	532,625
Auto Trader Group PLC	8,172	42,993
Autodesk, Inc. (b)	1,708	191,740

Capgemini SE	1,342	157,315
CDW Corp.	1,375	90,750
Cisco Systems, Inc.	41,825	1,406,575
Dassault Systemes SA	1,074	108,660
Ericsson, Class B	165,415	953,632
Facebook, Inc., Class A (b)	19,660	3,359,304
Gemalto NV	680	30,391
Hexagon AB, Class B	2,159	107,104
HP, Inc.	14,129	282,015
IBM	7,542	1,094,193
Ingenico Group SA	488	46,264
Intuit, Inc.	2,070	294,230
MasterCard, Inc., Class A	8,003	1,130,024
Microsoft Corp.	61,282	4,564,896
Open Text Corp.	2,238	72,211
salesforce.com, Inc. (b)	29,500	2,755,890
Symantec Corp.	5,216	171,137
Texas Instruments, Inc.	35,775	3,206,871
Visa, Inc., Class A (a)	15,538	1,635,219
Xerox Corp.	42,707	1,421,716
		29,414,345

MATERIALS: 2.5%
Agrium, Inc.	1,200	128,603
Air Liquide SA	3,247	433,006
Akzo Nobel NV	2,106	194,235
Avery Dennison Corp.	792	77,885
Boliden AB	2,284	77,472
Boral, Ltd.	9,787	52,184
Celanese Corp., Class A	1,200	125,124
CRH PLC	6,952	264,480
Ecolab, Inc.	2,251	289,501
EMS-Chemie Holding AG	69	45,919
Goldcorp, Inc.	7,326	95,116
International Flavors & Fragrances, Inc.	931	133,049
Kinross Gold Corp. (b)	10,400	44,092
Koninklijke DSM NV	1,515	124,027
Martin Marietta Materials, Inc.	600	123,738
Methanex Corp.	789	39,648
Newmont Mining Corp.	18,149	680,769
Norsk Hydro ASA	83,676	610,565
Potash Corp. of Saskatchewan, Inc.	7,013	135,005
Solvay SA	619	92,540
Stora Enso OYJ, Class R	4,599	65,054
UPM-Kymmene OYJ	4,456	120,896
Yara International ASA	1,483	66,499
		4,019,407

REAL ESTATE: 2.3%
Azrieli Group, Ltd.	3,635	202,171
British Land Co. PLC, The, REIT	8,167	65,938
CK Asset Holdings, Ltd.	22,500	187,050
Dexus, REIT	8,490	63,356
Duke Realty Corp., REIT	3,022	87,094
Federal Realty Investment Trust, REIT (a)	694	86,202
First Capital Realty, Inc.	1,400	22,081
Fonciere Des Regions, REIT	258	26,805
Gecina SA, REIT	394	63,925
GPT Group, The, REIT	15,032	58,575
Host Hotels & Resorts, Inc., REIT	6,235	115,285
ICADE, REIT	288	25,694
Intu Properties PLC, REIT	7,366	22,771

Jones Lang LaSalle, Inc.	435	53,723
Klepierre SA, REIT	1,837	72,151
Land Securities Group PLC, REIT	6,188	80,713
LendLease Group	4,709	66,346
Link, REIT	18,500	150,441
Mirvac Group, REIT	225,518	405,681
Realty Income Corp., REIT (a)	2,205	126,104
Scentre Group, REIT	44,446	137,201
UDR, Inc., REIT	2,313	87,963
Unibail-Rodamco SE, REIT	830	201,974
Vicinity Centres, REIT	28,089	58,668
Weyerhaeuser Co., REIT	38,239	1,301,273
		3,769,185

TELECOMMUNICATION SERVICES: 5.7%
AT&T, Inc.	51,283	2,008,755
Deutsche Telekom AG	27,329	510,350
Elisa OYJ	1,188	51,178
Iliad SA	221	58,743
Orange SA	43,974	720,028
Proximus SADP	1,271	43,816
Rogers Communications, Inc., Class B	3,033	156,396
Singapore Telecommunications, Ltd.	197,100	535,801
Tele2 AB, Class B	52,598	602,727
Telefonica Deutschland Holding AG	253,566	1,424,950
Telenor ASA	6,267	132,764
Telia Co AB	227,903	1,074,662
Telstra Corp., Ltd.	34,749	95,193
Verizon Communications, Inc.	34,063	1,685,778
		9,101,141

UTILITIES: 4.6%
Alliant Energy Corp.	1,946	80,895
Ameren Corp.	2,065	119,440
American Electric Power Co., Inc.	4,147	291,285
American Water Works Co., Inc.	27,496	2,224,701
Atco, Ltd., Class I	700	25,694
AusNet Services	15,040	19,957
Canadian Utilities, Ltd., Class A	10,487	325,683
CenterPoint Energy, Inc.	3,464	101,183
CMS Energy Corp.	2,400	111,168
Consolidated Edison, Inc.	2,599	209,687
Contact Energy, Ltd.	5,973	23,752
Dominion Energy, Inc. (a)	5,248	403,729
Duke Energy Corp.	5,903	495,380
Edison International	2,735	211,060
Engie SA	14,231	241,662
Entergy Corp.	1,500	114,540
Fortum OYJ	51,963	1,038,324
Hydro One, Ltd.	7,362	134,053
Mercury NZ , Ltd.	5,434	13,311
National Grid PLC	28,692	355,366
NiSource, Inc.	2,703	69,170
Red Electrica Corp. SA	11,281	237,292
Sempra Energy	2,003	228,602
Severn Trent PLC	1,968	57,325
Suez	3,073	56,110
United Utilities Group PLC	5,693	65,186
WEC Energy Group, Inc. (a)	2,700	169,506
		7,424,061

TOTAL COMMON STOCKS	159,615,075
(Cost $137,532,689)

PREFERRED STOCKS: 0.1%
CONSUMER DISCRETIONARY: 0.0% (c)
Bayerische Motoren Werke AG	458	40,824

CONSUMER STAPLES: 0.1%
Henkel AG & Co. KGaA	1,488	202,729

TOTAL PREFERRED STOCKS		243,553
(Cost $216,210)

EXCHANGE-TRADED FUNDS: 0.4%
SPDR S&P 500 ETF Trust	1,400	351,722
Vanguard FTSE Developed Markets ETF	4,990	216,616

TOTAL EXCHANGE-TRADED FUNDS		568,338
(Cost $565,305)

MONEY MARKET: 0.1%
State Street Institutional U.S. Government Money Market Fund, 0.920% (d)(e)	85,138	85,138
(Cost $85,138)

SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 0.0% (c)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.010% (d)	33,484	33,484
(Cost $33,484)

TOTAL INVESTMENTS: 100.0%		160,545,588
(Cost $138,432,826)

Payable upon return of securities loaned - (net): 0.0% (c)		(33,484)

Other assets and liabilities - (net): 0.0% (c)		33,315

Net Assets: 100.0%		$160,545,419

(a)	Security or partial position of this security was on loan as of September 30, 2017. The total market value of securities on loan as of September 30, 2017 was $5,301,550.
(b)	Non-income producing security.
(c)	Rounds to less than 0.05%
(d)	Rate shown represents annualized 7-day yield as of September 30, 2017.
(e)	Premier Class shares.

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY COUNTRY

COUNTRY	VALUE	PERCENT OF NET ASSETS
AUSTRALIA	$6,515,482	4.1%
BELGIUM	418,546	0.3%
CANADA	8,996,954	5.6%
DENMARK	915,114	0.6%
FINLAND	1,752,118	1.1%
FRANCE	12,730,330	7.9%
GERMANY	5,917,717	3.6%
HONG KONG	586,586	0.4%
IRELAND	2,238,965	1.4%
ISRAEL	349,539	0.2%
ITALY	551,699	0.3%
NETHERLANDS	3,054,157	1.9%
NEW ZEALAND	389,642	0.2%
NORWAY	2,670,074	1.7%
SINGAPORE	795,518	0.5%
SPAIN	1,227,228	0.8%
SWEDEN	6,822,342	4.2%
SWITZERLAND	430,338	0.3%
UNITED KINGDOM	7,790,581	4.9%
UNITED STATES	96,274,036	59.9%
MONEY MARKET	85,138	0.1%
Other assets and liabilities - (net)	33,315	0.0%*
TOTAL	$160,545,419	100.0%

*	Rounds to less than 0.05%.

September 30, 2017

Notes to Financial Statements

Pax World Funds Series Trust I and Pax World Fund Series Trust III

NOTE A—Organization and Summary of Significant Accounting Policies

Organization Pax World Funds Series Trust I (“Trust I”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of September 30, 2017, Trust I offered ten investment funds:

Pax World Funds Series Trust III (“Trust III”) is an open-end management investment company that was organized under the laws of the Commonwealth of Massachusetts on December 4, 2013 and registered under the 1940 Act. Pax Ellevate Global Women’s Index Fund (the “Global Women’s Index Fund”) is a diversified series of Trust III.

These schedules of investments relate to the Pax Large Cap Fund (the “Large Cap Fund”), Pax Mid Cap Fund (the “Mid Cap Fund”), Pax Small Cap Fund (the “Small Cap Fund”), Pax ESG Beta Quality Fund (the “ESG Beta Quality Fund”), Pax ESG Beta Dividend Fund (the "ESG Beta Dividend Fund”), the Pax MSCI EAFE ESG Leaders Index Fund (“EAFE ESG Leaders Fund”), Global Women’s Index Fund, Pax Global Environmental Markets Fund (the “Global Environmental Markets Fund”), Pax Core Bond Fund (the “Core Bond Fund”), Pax High Yield Bond Fund (the “High Yield Bond Fund”), and the Pax Balanced Fund (the “Balanced Fund”).

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these schedules of investments, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using daily exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees (so called “evaluated pricing”). The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making evaluated pricing determinations with respect to Fund holdings. The Best Execution and Valuation Committee is comprised of representatives of the Advisers, including several members of the Portfolio Management team, the Director of Trading, the Chief Compliance Officer and the Chief Financial Officer. One of the functions of the Best Execution and Valuation Committee is to value securities where current and reliable market quotations are not readily available. The Committee meets periodically and reports to the Board at each quarterly meeting regarding any securities for which evaluated pricing was employed during the previous quarter. All actions taken by the Best Execution and Valuation Committee are reviewed and ratified by the Boards.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which Funds’ net asset value is determined; and changes in overall market conditions. At September 30, 2017, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The High Yield Bond Fund held three securities fair valued at $425,628, representing 0.10% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy. Certificates of deposit are priced at their original cost, which approximates their fair value, through maturity date. These securities are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2017:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$742,001,154	$-	$-	$742,001,154
Cash Equivalents	9,388,477	-	-	$9,388,477
Total	$751,389,631	$-	$-	$751,389,631
Mid Cap
Common Stocks	$131,827,063	$-	$-	$131,827,063
Cash Equivalents	7,890,003	-	-	7,890,003
Total	$139,717,066	$-	$-	$139,717,066
Small Cap
Common Stocks	$798,517,234	$-	$-	$798,517,234
Cash Equivalents	58,275,567	-	-	58,275,567
Total	$856,792,801	$-	$-	$856,792,801
ESG Beta Quality
Common Stocks	$200,105,467	$-	$-	$200,105,467
Cash Equivalents	1,726,254	-	-	1,726,254
Total	$201,831,721	$-	$-	$201,831,721
ESG Beta Dividend
Common Stocks	$142,404,777	$-	$-	$142,404,777
Cash Equivalents	1,727,694	-	-	1,727,694
Total	$144,132,471	$-	$-	$144,132,471
EAFE ESG Leaders
Common Stocks	$4,468,273	$628,642,929	$-	$633,111,202
Preferred Stocks	-	2,984,771	-	2,984,771
Exchange Traded Funds	9,560,016	-	-	9,560,016
Cash Equivalents	437,848	-	-	437,848
Total	$14,466,137	$631,627,700	$-	$646,093,837
Global Women’s Index
Common Stocks	$107,157,784	$52,457,291	$-	$159,615,075
Preferred Stocks	-	243,553	-	243,553
Exchange Traded Funds	568,338	-	-	568,338
Cash Equivalents	118,622	-	-	118,622
Total	$107,844,744	$52,700,844	$-	$160,545,588
Global Environmental Markets
Common Stocks	$277,344,311	$237,894,393	$-	$515,238,704
Cash Equivalents	11,815,355	-	-	11,815,355
Total	$289,159,666	$237,894,393	$-	$527,054,059
Core Bond
Community Investment Notes	$-	$3,363,818	$-	$3,363,818
Corporate Bonds	-	197,045,200	-	197,045,200
U.S. Gov't Agency Bonds	-	19,842,736	-	19,842,736
Government Bonds	-	5,135,339	-	5,135,339
Municipal Bonds	-	33,826,714	-	33,826,714
U.S. Treasury Notes	-	230,859,022	-	230,859,022
Mortgage-Backed Securities	-	169,956,557	-	169,956,557
Cash Equivalents	26,965,957	100,000	-	27,065,957
Total	$26,965,957	$660,129,386	$-	$687,095,343
High Yield Bond
Common Stocks	$1,956,642	$-	$425,628	$2,382,270
Preferred Stocks	-	-	0	0
Corporate Bonds	-	376,659,256	-	376,659,256
Loans	-	10,256,828	-	10,256,828
Cash Equivalents	24,764,159	1,200,873	-	25,965,032
Total	$26,720,801	$388,116,957	$425,628	$415,263,386
Balanced
Affiliated Investment Companies	$1,947,607,467	$-	$-	$1,947,607,467
Cash Equivalents	7,315,844	-	-	7,315,844
Total	$1,954,923,311	$-	$-	$1,954,923,311

*	Table includes securities valued at zero.

See Schedules of Investments for additional detailed industry classifications.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Core Bond Fund
Bonds and Notes
Balance as of December 31, 2016	$265,516
Realized gain (loss)	-
Amortization of premium	-
Change in unrealized appreciation (depreciation)	0
Purchases/Received in Exchange	-
Sales/Maturities	-
Transfers in to and/or out of Level Three	(265,516)
Balance as of September 30, 2017	$-

High Yield Bond Fund
Stocks
Balance as of December 31, 2016	$-
Realized gain (loss)	-
Amortization of premium	-
Change in unrealized appreciation (depreciation)	(74,473)
Purchases/Received in Exchange	500,101
Sales	-
Transfers in to and/or out of Level Three	-
Balance as of September 30, 2017	$425,628

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. During the period, Level 1 to Level 2 transfers were: $2,114,648 for the EAFE ESG Leaders Fund; $43,552 for the Global Women’s Index Fund; and Level 2 to Level 1 transfers were: $3,926,583 for the EAFE ESG Leaders Fund and $110,550 for the Global Women’s Index Fund. All such transfers were due to utilization of the pricing vendor’s fair value pricing of foreign securities.

Significant unobservable inputs were used by one Fund for Level 3 fair value measurements. The High Yield Bond Fund holds two securities of the same issue which are deemed to be valued at zero based on company financial statements, and one security based on proprietary methodology derived from publicly available quotes of an affiliated issuer class of shares.

Investment Transactions Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.

Securities Lending The Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank and Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a registered Rule 2a-7 money market fund. Borrowers may also pledge non-cash collateral within the guidelines for acceptable forms of non-cash collateral approved by the Boards of Trustees. At September 30, 2017, non-cash collateral consisted of U.S. Treasuries and short-term U.S. Government Agency obligations.

The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of September 30, 2017, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Non-Cash Collateral Value *	Over (Under) Collateralized
Large Cap	$8,973,189	$-	$9,243,737	$270,548
Mid Cap	14,165,014	-	14,458,161	293,147
Small Cap	140,215,492	26,465,138	118,209,859	4,459,505
ESG Beta Quality	7,289,306	803,471	6,660,225	174,390
ESG Beta Dividend	11,035,710	660,745	10,679,450	304,485
Global Women's Index	5,301,550	33,484	5,394,859	126,793
Global Environmental Markets	5,312,832	-	5,404,400	91,568
Core Bond	12,917,072	1,316,085	11,868,750	267,763

*	Non-cash collateral is not included in the financial statements.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligation by class of collateral pledge, and the remaining contractual maturity of those transactions as of September 30, 2017.

For the Large Cap Fund, Mid Cap Fund, Small Cap Fund, ESG Beta Quality Fund, ESG Beta Dividend Fund, Women’s Index Fund and Global Environmental Markets Fund all of the securities on loan at September 30, 2017 are classified as Common Stocks in each Fund’s Schedule of Investments. For the Core Bond Fund, the value of the securities lending obligation is classified as follows at September 30, 2017:

	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight and Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Core Bond Fund
U.S. Treasury and Agency Securities	$11,629,866	$—	$—	$—	$11,629,866
Corporate Debt	1,287,206	—	—	—	1,287,206
Total Borrowings	$12,917,072	$—	$—	$—	$12,917,072

Gross amount of recognized liabilities for securities lending transactions					$12,917,072

Purchases and proceeds from sales of investments for the Funds for the period ended September 30, 2017 were as follows:

	Purchases		Sales
Fund	Investments[1]	U.S. Gov’t Bonds	Investments[1]	U.S. Gov’t Bonds
Large Cap	$211,256,702	$-	$347,560,219	$-
Mid Cap	37,674,563	-	83,180,976	-
Small Cap	361,413,750	-	364,085,919	-
ESG Beta Quality	57,399,312	-	72,896,370	-
ESG Beta Dividend	37,095,976	-	43,370,682	-
EAFE ESG Leaders	272,265,490	-	212,166,261	-
Global Women's Index	73,660,605	-	43,420,687	-
Global Environmental Markets	180,557,725	-	79,045,821	-
Core Bond	162,855,483	260,698,637	138,134,870	199,590,058
High Yield Bond	279,891,892	-	278,709,788	-
Balanced	164,703,426	-	225,000,042	-

[1]	Excluding short-term investments and U.S. Government bonds.

For federal income tax purposes, the identified cost of investments owned at September 30, 2017 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of September 30, 2017 were as follows for the Funds:

Fund	Identified cost of investments for Federal income tax basis	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Large Cap	$569,858,036	$187,903,643	$6,372,048	$181,531,595
Mid Cap	115,360,960	26,052,422	1,696,316	24,356,106
Small Cap	774,396,282	122,787,860	40,391,341	82,396,519
ESG Beta Quality	128,714,935	73,786,253	669,467	73,116,786
ESG Beta Dividend	125,606,012	20,476,890	1,950,431	18,526,459
EAFE ESG Leaders	586,929,698	81,281,970	22,117,831	59,164,139
Global Women's Index	138,432,826	27,304,146	5,191,384	22,112,762
Global Environmental Markets	421,764,758	106,048,439	759,138	105,289,301
Core Bond	685,431,926	5,300,927	3,637,510	1,663,417
High Yield Bond	410,725,572	14,639,044	10,101,230	4,537,814
Balanced	1,830,294,564	124,628,747	-	124,628,747

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2017, the Balanced Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/16	Gross Additions	Gross Reductions	Shares Held at 9/30/2017	Value at 12/31/16	Dividend Income	Realized Gains/Losses[1]	Net change in Unrealized Appreciation/ Depreciation	Value at 09/30/17

Balanced
Core Bond	60,156,106	8,102,299	691,018	67,567,387	$602,162,621	$11,663,617	$35,100	$6,028,303	$682,430,609
EAFE ESG Leaders	20,935,664	8,318,291	3,157,448	26,096,507	160,157,829	3,105,049	(3,128,172)	29,733,856	234,868,562
ESG Beta Dividend	13,854,711	143,022	766,117	13,231,616	136,607,447	1,497,034	340,671	12,853,251	143,298,404
Large Cap	79,743,155	744,774	12,818,798	67,669,131	790,254,663	3,254,314	11,364,723	79,583,926	749,097,281
Mid Cap	16,309,362	16,501	4,457,308	11,868,555	173,042,330	187,444	4,807,233	9,515,259	137,912,611
Total					$1,862,224,890	$19,707,458	$13,419,555	$137,714,595	$1,947,607,467

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.

The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trusts or other accounts managed by the Adviser pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective fund from or to another fund or account that is or could be considered an affiliate of the fund under certain limited circumstances by virtue of having a common investment adviser complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the period ended September 30, 2017, the EAFE ESG Leaders Fund and Global Women’s Index Fund engaged in cross-trades managed by the Adviser. The EAFE ESG Leaders Fund had total sales of $344,268. The Women’s Index Fund had total purchases of $344,268. The EAFE ESG Leaders Fund realized net losses of $5,848 as a result of the sales.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Boards of Trustees. At September 30, 2017, the Core Bond Fund held $27,926,070 or 4.07% of net assets and the High Yield Bond Fund held $198,402,582 or 47.39% of net assets in securities exempt from registration under Rule 144A of the Act.

At September 30, 2017, the Core Bond Fund held $265,516 of illiquid securities representing 0.04% of net assets and High Yield Bond Fund held $10,502,111 of illiquid securities, representing 2.51% of net assets. The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the-counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Additional information on illiquid securities held at September 30, 2017 is as follows:

Security	Acquisition Date Range	Cost	Market Value
Core Bond Fund
CINI Investment Note, 2.000%, 11/01/17	11/01/14 - 11/01/15	$265,516	$265,516
High Yield Bond Fund
Chaparral Energy, Inc., Class B shares	03/30/17 - 03/30/17	443,204	425,628
Charlotte Russe, Inc., Term B, 6.750%, 05/21/19	05/21/13 - 01/16/15	7,749,828	3,449,122
ION Geophysical Corp., 9.125%, 12/15/21	05/08/13 - 05/08/13	3,080,117	2,957,500
Interactive Health, Inc.	03/19/04 - 10/01/13	178,981	0
Interactive Health, Inc., 0.000%	03/19/04 - 10/01/13	357,962	0
PRWireless, Inc., 1.000%, 6/29/2020	06/27/14 - 06/27/14	2,875,843	2,775,516
TOMS Shoes LLC, 1.000%, 10/31/2020	10/31/14 - 10/31/14	1,764,269	894,345

Item 2. Controls and Procedures.

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust III

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust III

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	November 27, 2017

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	November 27, 2017